Directors' and executive committee emoluments	12 Months Ended
Mar. 31, 2019
Directors' and Executive Committee Emoluments [Abstract]
Directors' and executive committee emoluments
Directors’ and executive committee emoluments

Group	Directors’ fees R’000	Salary and allowances R’000		Other benefits R’000		Retirement fund R’000		Performance bonuses(1) R’000		12 months R’000

2019
Non-executive directors
R Bruyns(2)	900	—		—		—		—		900
F Futwa(2),(3)	371	—		—		—		—		371
R Frew(2)	760	—		—		—		—		760
E Banda(4)	130	—		—		—		—		130
A Welton	625	—		—		—		—		625
I Jacobs	400	—		—		—		—		400
F Roji-Maplanka	600	—		—		—		—		600
	3,786	—		—		—		—		3,786
Value added tax(2)	305	—		—		—		—		305
Executive committee(5)
S Joselowitz(6)	—	7,383		—		—		9,276		16,659
C Tasker(6)	—	5,820		—		—		7,097		12,917
P Dell(6)	—	1,950		180		77		2,774		4,981
G Pretorius	—	2,843		281		481		3,280		6,885
C Lewis	—	2,808		67		117		2,786		5,778
	4,091	20,804		528		675		25,213		51,311

2018
Non-executive directors
R Bruyns(2)	773	—		—		—		—		773
C Ewing(2),(7)	348	—		—		—		—		348
R Frew(2)	746	—		—		—		—		746
E Banda	486	—		—		—		—		486
A Welton	614	—		—		—		—		614
I Jacobs	386	—		—		—		—		386
F Roji-Maplanka(8)	292	—		—		—		—		292
	3,645	—		—		—		—		3,645
Value added tax(2)	266	—		—		—		—		266
Executive committee(5)
S Joselowitz(6)	—	6,841		—		—		6,737		13,578
C Tasker(6)	—	5,393		—		—		4,133		9,526
P Dell(6)	—	1,844		100		71		1,750		3,765
G Pretorius	—	2,573		268		433		3,299		6,573
C Lewis	—	2,570		122		130		2,603		5,425
	3,911	19,221	—	490	—	634	—	18,522	—	42,778

Group	Directors’ fees R’000	Salary and allowances R’000	Other benefits R’000	Retirement fund R’000	Performance bonuses(1) R’000	12 months R’000

2017
Non-executive directors
R Bruyns	794	—	—	—	—	794
C Ewing	570	—	—	—	—	570
R Frew(2)	566	—	—	—	—	566
E Banda	470	—	—	—	—	470
A Welton	650	—	—	—	—	650
M Lamberti(2), (9)	115	—	—	—	—	115
I Jacobs(10)	277	—	—	—	—	277
G Nakos(11)	—	—	—	—	—	—
	3,442	—	—	—	—	3,442
Value added tax(2)	95	—	—	—	—	95

Executive committee(5)
S Joselowitz(6)	—	7,219	—	—	3,404	10,623
M Pydigadu(12)	—	2,101	98	80	1,206	3,485
C Tasker(6)	—	3,612	178	256	1,511	5,557
B Horan(13)	—	1,215	63	47	1,456	2,781
P Dell(14)	—	275	14	11	—	300
G Pretorius	—	2,096	129	335	1,147	3,707
C Lewis	—	2,328	—	144	1,099	3,571
	3,537	18,846	482	873	9,823	33,561

(1)	Performance bonuses are based on actual amounts paid during the fiscal year.

(2)	Value added tax (“VAT”) included as part of certain invoices received. Directors’ fees shown exclude VAT.

(3)	Appointed to the Board with effect July 4, 2018.

(4)	Resigned from the Board with effect July 4, 2018.

(5)	All prescribed officers of the Company are included as part of the executive committee.

(6)	Executive director as at March 31, 2019, March 31, 2018 and March 31, 2017.

(7)	Resigned from the Board with effect from November 7, 2017.

(8)	Appointed to the Board with effect from October 3, 2017.

(9)	Appointed to the Board with effect from November 19, 2014, resigned from the Board with effect from August 18, 2016.

(10)	Appointed to the Board with effect from June 1, 2016.

(11)	Appointed as alternate director to Mark Lamberti with effect from November 4, 2015. Subsequently resigned as alternate director to Mark Lamberti with effect from August 18, 2016.

(12)	Resigned from the Board with effect from February 9, 2017.

(13)	Resigned with effect from September 30, 2016.

(14)	Appointed as Group executive committee member from February 1, 2017 and to the Board with effect from February 9, 2017. Executive director as at March 31, 2019, March 31, 2018 and March 31, 2017.

The remaining related party transactions are set out in note 33.